Loans Receivable (Details Narrative) - USD ($)	Jul. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Mar. 01, 2025	Dec. 31, 2024	Mar. 29, 2023
Short-Term Debt [Line Items]
Principal payment	$ 1,000,000.0			$ 10,700,000		$ 14,500,000
Commercial Real Estate Loans Receivable [Member]
Short-Term Debt [Line Items]
Commercial real estate loans receivable, gross		$ 392,186			$ 392,186
Principal payment			$ 8,000.000
Sale of loans		$ 384,527	$ 400,000